Loans and Allowance For Loan Losses - Categories of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 980,110		$ 960,355			$ 725,876
Allowance for loan losses	(6,030)	$ (5,980)	(5,506)	$ (5,643)	$ (6,565)	(5,963)	$ (5,614)	$ (4,471)
Net loans	974,080		954,849			719,913
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	413,499		397,017			364,096
Allowance for loan losses	(2,308)	(2,275)	(2,051)	(1,913)	(3,079)	(2,897)	(2,866)	(2,159)
Commercial and Industrial [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	253,468		262,032			183,100
Allowance for loan losses	(1,574)	(1,563)	(1,366)	(2,228)	(1,959)	(1,559)	(990)	(1,448)
Residential Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	262,387		250,216			134,455
Allowance for loan losses	(1,917)	(1,940)	(1,824)	(1,345)	(1,267)	(1,190)	(1,360)	(745)
Agricultural Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	16,565		18,180			17,083
Allowance for loan losses	(41)	(41)	(29)	(25)	(138)	(148)	(217)	(2)
Consumer [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	17,899		17,103			7,875
Allowance for loan losses	(127)	(79)	(187)	(90)	(56)	(81)	(63)	(57)
Agricultural [Member]
Accounts Notes And Loans Receivable [Line Items]
Total loans	16,292		15,807			19,267
Allowance for loan losses	$ (63)	$ (82)	$ (49)	$ (42)	$ (66)	$ (88)	$ (118)	$ (60)